Clinical Trials Grant	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Clinical trials grant
4 Clinical trials grant
Effective July 1, 2023, the Company was awarded a $2,000 Small Business Innovation Research grant from the National Institutes of Health (“NIH”) to support the clinical development of
REM-001
for the treatment of CMBC. The grant will be received in two tranches: approximately $1,250 for the period July 1, 2023, to June 30, 2024, and approximately $750 for the period July 1, 2024, to June 30, 2025. As a result of receiving the grant, the
REM-001,
15-patient
clinical trial was restarted. The grant is expended to the Company as a reimbursement of expenditures incurred. During the three months ended September 30, 2024, the Company received $236
(2023 - $13)
for grants received against research and development expenditures in the period.
The grant is subject to various performance conditions and funding risk where the financial conditions of the NIH may change from time to time. The Company recognizes the grant only to the extent there is reasonable assurance the grant will be funded to the Company.

4	Clinical trials grant
Effective July 1, 2023, the Company was awarded a $2,000 Small Business Innovation Research grant from the National Institutes of Health (“NIH”) to support the clinical development of
REM-001
for the treatment of cutaneous metastatic breast cancer. The grant will be received in two tranches: approximately $1,250 for the period July 1, 2023, to June 30, 2024, and approximately $750 for the period July 1, 2024, to June 30, 2025. As a result of receiving the grant, the
REM-001,
15-patient
clinical trial will be
re-started.
The grant is expended to the Company as a reimbursement of expenditures incurred. During the three and six months ended December 31, 2023, the Company received $197 (2022 - nil) and $210 (2022 - nil), respectively, for grants received against research and development expenditures in the period.
The grant is subject to various performance conditions and funding risk where the financial conditions of the NIH may change from time to time. The Company recognizes the grant only to the extent there is reasonable assurance the grant will be funded to the Company.

4. Clinical trials grant
Effective July 1, 2023, the Company was awarded a $2,000 Small Business Innovation Research grant from the National Institutes of Health (“NIH”) to support the clinical development of
REM-001
for the treatment of cutaneous metastatic breast cancer. The grant will be received in two tranches: approximately $1,250 for the period July 1, 2023, to June 30, 2024, and approximately $750 for the period July 1, 2024, to June 30, 2025. As a result of receiving the grant, the
REM-001,
15-patient
clinical trial was
re-started.
The grant is expended to the Company as a reimbursement of expenditures incurred. During the year ended June 30, 2024, the Company received $827 (2023 -
nil
) for grants received against research and development expenditures in the period.
The grant is subject to various performance conditions and funding risk where the financial conditions of the NIH may change from time to time. The Company recognizes the grant only to the extent there is reasonable assurance the grant will be funded to the
Company
.